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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

           PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (117.78%)

Consumer Discretionary (38.67%)
	Automotive Retail (4.89%)
1,200,000	CarMax, Inc.[1]	$33,790,694	$50,040,000

	Broadcasting (3.84%)
500,000	Discovery Communications, Inc., Cl A1	10,968,964	39,370,000

	Casinos & Gaming (5.25%)
988,500	Penn National Gaming, Inc.[1]	29,535,349	53,804,055

	Hotels, Resorts & Cruise Lines (10.56%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	108,075,000

	Leisure Facilities (6.62%)
1,086,800	Vail Resorts, Inc.	34,521,172	67,729,376

	Specialty Stores (7.51%)
1,625,000	Dick’s Sporting Goods, Inc.	24,608,797	76,862,500

Total Consumer Discretionary		200,573,518	395,880,931

Energy (2.97%)
	Oil & Gas Drilling (2.97%)
500,000	Helmerich & Payne, Inc.	11,603,764	30,350,000

Financials (27.67%)
	Asset Management & Custody Banks (6.08%)
1,626,031	The Carlyle Group	35,748,591	49,187,438
256,681	Oaktree Capital Group, LLC	9,506,193	13,095,864

		45,254,784	62,283,302

	Investment Banking & Brokerage (6.05%)
3,500,000	The Charles Schwab Corp.	31,903,587	61,915,000

	Property & Casualty Insurance (12.97%)
2,525,000	Arch Capital Group Ltd.[1,2]	34,784,442	132,739,250

	Specialized Finance (2.57%)
775,000	MSCI, Inc.[1]	16,938,378	26,295,750

Total Financials		128,881,191	283,233,302

Industrials (23.03%)
	Air Freight & Logistics (2.47%)
425,000	C.H. Robinson Worldwide, Inc.	9,630,255	25,270,500

	Airlines (1.59%)
390,000	Ryanair Holdings plc, ADR[1,2]	13,574,703	16,294,200

	Research & Consulting Services (9.94%)
1,650,000	Verisk Analytics, Inc., Cl A1	45,287,175	101,689,500

	Trading Companies & Distributors (9.03%)
1,800,000	Fastenal Co.	31,516,561	92,430,000

Total Industrials		100,008,694	235,684,200

Shares		Cost	Value

Common Stocks (continued)

Information Technology (12.58%)
	Application Software (7.24%)
800,000	FactSet Research Systems, Inc.	$44,212,020	$74,080,000

	Internet Software & Services (5.34%)
500,000	CoStar Group, Inc.[1]	19,068,649	54,730,000

Total Information Technology		63,280,669	128,810,000

Utilities (12.86%)
	Electric Utilities (12.86%)
1,475,000	ITC Holdings Corp.	46,426,984	131,658,500

Total Common Stocks		550,774,820	1,205,616,933

Private Equity Investments (3.36%)

Consumer Discretionary (0.61%)
	Hotels, Resorts & Cruise Lines (0.61%)
3,900,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,5	39,000,000	6,201,000

Financials (2.75%)
	Asset Management & Custody Banks (2.75%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,5]	41,134,888	28,194,364

Total Private Equity Investments		80,134,888	34,395,364

Total Investments (121.14%)		$630,909,708	$1,240,012,297

Liabilities Less Cash and Other Assets (-21.14%)			(216,360,854)

Net Assets			$1,023,651,443

Retail Shares (Equivalent to $26.78 per share based on 30,354,791 shares outstanding)			$812,788,075

Institutional Shares (Equivalent to $27.05 per share based on 7,795,555 shares outstanding)			$210,863,368

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2013, the market value of restricted and fair valued securities amounted to $34,395,364 or 3.36% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

	All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.99%)

Consumer Discretionary (25.05%)
	Automotive Retail (4.07%)
140,000	CarMax, Inc.[1]	$3,809,189	$5,838,000

	Casinos & Gaming (1.34%)
35,475	Penn National Gaming, Inc.[1]	1,752,438	1,930,904

	Hotels, Resorts & Cruise Lines (11.66%)
150,000	Choice Hotels International, Inc.	5,080,138	6,346,500
240,000	Hyatt Hotels Corp., Cl A1	7,807,007	10,375,200

		12,887,145	16,721,700
	Leisure Facilities (0.93%)
21,500	Vail Resorts, Inc.	1,312,667	1,339,880

	Movies & Entertainment (3.09%)
264,311	Manchester United plc, Cl A1,2	3,932,388	4,427,210

	Specialty Stores (3.96%)
120,000	Dick’s Sporting Goods, Inc.	2,576,869	5,676,000

Total Consumer Discretionary		26,270,696	35,933,694

Consumer Staples (2.25%)
	Household Products (2.25%)
50,000	Church & Dwight Co., Inc.	1,274,171	3,231,500

Energy (1.69%)
	Oil & Gas Drilling (1.69%)
40,000	Helmerich & Payne, Inc.	1,493,100	2,428,000

Financials (17.03%)
	Asset Management & Custody Banks (6.02%)
147,384	The Carlyle Group	3,307,832	4,458,366
100,000	Eaton Vance Corp.	2,267,846	4,183,000

		5,575,678	8,641,366
	Property & Casualty Insurance (3.67%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,056	5,257,000

	Residential REITs (3.79%)
120,000	American Campus Communities, Inc.	4,999,302	5,440,800

	Specialized Finance (3.55%)
150,000	MSCI, Inc.[1]	4,292,982	5,089,500

Total Financials		16,668,018	24,428,666

Health Care (4.43%)
	Health Care Distributors (2.20%)
34,000	Henry Schein, Inc.[1]	1,353,700	3,146,700

	Life Sciences Tools & Services (2.23%)
15,000	Mettler-Toledo International, Inc.[1]	702,213	3,198,300

Total Health Care		2,055,913	6,345,000

Shares		Cost	Value

Common Stocks (continued)

Industrials (21.94%)
	Air Freight & Logistics (1.24%)
30,000	C.H. Robinson Worldwide, Inc.	$1,092,091	$1,783,800

	Industrial Machinery (5.13%)
158,000	Colfax Corp.[1]	4,291,986	7,353,320

	Railroads (6.49%)
99,930	Genesee & Wyoming, Inc., Cl A1	3,378,911	9,304,482

	Research & Consulting Services (5.50%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	7,891,722

	Trading Companies & Distributors (3.58%)
100,000	Fastenal Co.	2,169,716	5,135,000

Total Industrials		14,584,398	31,468,324

Information Technology (10.98%)
	Application Software (7.23%)
25,000	ANSYS, Inc.[1]	548,887	2,035,500
90,000	FactSet Research Systems, Inc.	7,258,984	8,334,000

		7,807,871	10,369,500
	IT Consulting & Other Services (1.88%)
200,000	Booz Allen Hamilton Holding Corp.	2,195,503	2,688,000

	Semiconductor Equipment(1.87%)
27,963	Cymer, Inc.[1]	1,352,361	2,687,244

Total Information Technology		11,355,735	15,744,744

Materials (4.71%)
	Fertilizers & Agricultural Chemicals (0.56%)
214,021	Agrinos AS (Mexico)[1,2]	1,651,382	806,140

	Industrial Gases (4.15%)
60,000	Airgas, Inc.	3,972,694	5,949,600

Total Materials		5,624,076	6,755,740

Utilities (5.91%)
	Electric Utilities (5.91%)
95,000	ITC Holdings Corp.	6,531,964	8,479,700

Total Common Stocks		85,858,071	134,815,368

Principal Amount

Short-Term Investments (8.71%)

$ 12,498,563	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2013, 0.01% due 4/1/2013; Proceeds at maturity - $12,498,577; (Fully collateralized by $12,750,000 U.S. Treasury Note, 0.625% due 11/30/2017; Market value - $12,750,000)[3]	12,498,563	12,498,563

Total Investments (102.70%)		$98,356,634	147,313,931

Liabilities Less Cash and Other Assets (-2.70%)			(3,872,865)

Net Assets			$143,441,066

Retail Shares (Equivalent to $12.49 per share based on 3,093,084 shares outstanding)			$38,617,406

Institutional Shares (Equivalent to $12.60 per share based on 8,320,491 shares outstanding)			$104,823,660

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.96%)

Australia (3.14%)
95,000	Brambles Ltd.	$823,818	$837,761
50,000	Domino’s Pizza Enterprises Ltd.	337,354	601,785
50,000	Wotif.com Holdings Ltd.	174,246	257,685

Total Australia		1,335,418	1,697,231

Austria (1.31%)
65,000	conwert Immobilien Invest SE	725,106	708,223

Brazil (5.75%)
50,340	Anhanguera Educacional Participações SA	676,918	812,116
84,000	Kroton Educacional SA	664,515	1,078,708
40,000	Qualicorp SA1	349,574	402,029
40,000	TOTVS SA	164,560	820,290

Total Brazil		1,855,567	3,113,143

Canada (2.17%)
4,000	Constellation Software, Inc.	475,382	492,632
18,000	Crescent Point Energy Corp.	794,570	679,529

Total Canada		1,269,952	1,172,161

China (6.34%)
50,000	21Vianet Group, Inc., ADR[1]	564,194	470,000
2,900,000	Kingdee International Software Group Co. Ltd.[1]	480,010	485,665
105,000	NQ Mobile, Inc., ADR[1]	737,107	946,050
19,000	Sina Corporation[1]	967,904	923,210
19,000	Tencent Holdings Ltd.	261,810	604,080

Total China		3,011,025	3,429,005

France (6.07%)
11,700	Eurofins Scientific SE	716,402	2,456,616
14,000	Ingenico SA	224,422	829,280

Total France		940,824	3,285,896

Germany (8.20%)
32,000	Deutsche Post AG	632,069	737,321
31,000	Deutsche Wohnen AG	457,782	563,476
70,600	PATRIZIA Immobilien AG1	445,649	656,115
37,000	Qiagen N.V.[1]	706,164	779,960
125,000	RIB Software AG	774,392	711,427
25,000	Symrise AG	313,128	990,550

Total Germany		3,329,184	4,438,849

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (2.30%)
160,000	Luk Fook Holdings (International) Ltd.	$558,924	$513,234
275,000	Wynn Macau Ltd.[1]	361,284	731,557

Total Hong Kong		920,208	1,244,791

India (5.20%)
190,000	DEN Networks Ltd.[1]	437,693	663,339
60,000	Financial Technologies Ltd.	1,235,093	786,679
89,067	Hathway Cable and Datacom Ltd.[1]	260,333	440,664
150,000	Mytrah Energy Ltd.[1]	274,801	205,126
33,000	Sun TV Network Ltd.	233,709	237,102
125,000	Zee Entertainment Enterprises Ltd.	303,172	484,016

Total India		2,744,801	2,816,926

Indonesia (2.70%)
1,300,377	Media Nusantara Citra Tbk PT	262,791	378,036
125,000	Sarana Menara Nusantara Tbk PT1	260,297	334,448
1,200,000	Tower Bersama Infrastructure Tbk PT1	387,393	747,106

Total Indonesia		910,481	1,459,590

Ireland (3.01%)
39,000	Ryanair Holdings plc, ADR[1]	1,045,243	1,629,420

Israel (5.43%)
20,000	Check Point Software Technologies Ltd.[1]	953,969	939,800
24,000	Radware Ltd.[1]	847,372	905,520
22,000	SodaStream International Ltd.[1]	738,283	1,092,080

Total Israel		2,539,624	2,937,400

Italy (1.26%)
130,000	Amplifon SpA	664,488	679,894

Japan (15.15%)
25,000	Bridgestone Corp.	480,797	836,565
23,500	ENDO Lighting Corp.	810,104	705,986
7,000	FANUC Corp.	584,266	1,070,059
150,000	The Japan Steel Works Ltd.	1,067,864	790,354
36,000	Kakaku.com, Inc.	629,749	905,593
42,000	Mitsui Fudosan Co. Ltd.	827,297	1,192,160
18,000	Sanrio Co. Ltd.	623,311	796,410
27,500	Softbank Corp.	945,833	1,262,017
43,000	Sony Financial Holdings, Inc.	720,953	639,507

Total Japan		6,690,174	8,198,651

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Korea, Republic of (2.20%)
8,000	Daum Communications Corp.	$685,811	$655,761
18,000	KT Skylife Co. Ltd.	546,523	534,694

Total Korea, Republic of		1,232,334	1,190,455

Mexico (0.84%)
120,329	Agrinos AS1	818,714	453,236

Norway (3.52%)
30,000	DNB ASA[4]	473,763	441,515
109,071	Opera Software ASA[4]	634,229	699,107
27,624	Seadrill Partners, LLC	607,728	766,566

Total Norway		1,715,720	1,907,188

Russian Federation (1.33%)
310,000	Exillon Energy plc[1]	782,695	720,675

Spain (1.97%)
36,850	Grifols SA, ADR[1]	392,488	1,069,018

Sweden (1.00%)
25,000	Lundin Petroleum AB1	314,942	540,930

Switzerland (5.47%)
14,000	Compagnie Financière Richemont SA	259,218	1,098,705
22,067	Julius Baer Group Ltd.	562,219	857,993
12,000	Syngenta AG, ADR	556,426	1,005,000

Total Switzerland		1,377,863	2,961,698

United Kingdom (8.60%)
21,000	Aggreko plc	714,330	568,608
600,000	Borders & Southern Petroleum plc[1]	390,522	161,821
100,000	bwin.party digital entertainment plc	329,683	218,193
50,000	Experian plc	306,563	866,086
21,000	Intertek Group plc	363,563	1,082,654
135,000	Premier Oil plc[1]	660,385	797,324
37,000	Standard Chartered PLC	802,672	957,702

Total United Kingdom		3,567,718	4,652,388

United States (4.00%)
23,000	Agilent Technologies, Inc.	577,978	965,310
15,000	Arch Capital Group Ltd.[1]	293,022	788,550
3,000	Core Laboratories N.V.	127,140	413,760

Total United States		998,140	2,167,620

Total Common Stocks		39,182,709	52,474,388

Shares		Cost	Value

Private Equity Investments (0.01%)

Israel (0.01%)
60,573	Better Place, Inc., Series C Preferred[1,2,3,5]	$275,001	$2,423

Principal Amount

Short Term Investments (2.92%)

$ 1,582,327	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2013, 0.01% due 4/1/2013; Proceeds at maturity - $1,582,328; (Fully collateralized by $1,615,000 U.S. Treasury Note, 0.625% due 11/30/2017; Market value - $1,615,000)[4]	1,582,327	1,582,327

Total Investments (99.89%)		$41,040,037	54,059,138

Cash and Other Assets Less Liabilities (0.11%)			61,873

Net Assets			$54,121,011

Retail Shares (Equivalent to $15.81 per share based on 977,936 shares outstanding)			$15,459,978

Institutional Shares (Equivalent to $15.89 per share based on 2,432,614 shares outstanding)			$38,661,033

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At March 31, 2013, the market value of restricted and fair valued securities amounted to $2,423 or 0.01% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2013	of Net Assets

Information Technology	20.7%
Consumer Discretionary	19.9
Industrials	15.3
Financial	12.6
Health Care	11.7
Energy	7.6
Materials	4.5
Telecommunication Services	4.3
Utilities	0.4
Cash and Cash Equivalents*	3.0

100.0%

*Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.93%)

Consumer Discretionary (31.93%)
	Casinos & Gaming (10.00%)
207,160	Las Vegas Sands Corp.	$10,497,906	$11,673,466
49,350	Penn National Gaming, Inc. [1]	2,012,350	2,686,121
681,794	Pinnacle Entertainment, Inc. [1]	10,554,945	9,967,828
118,250	Wynn Resorts Ltd.	13,942,085	14,800,170

		37,007,286	39,127,585

	Home Improvement Retail (3.40%)
350,500	Lowe’s Companies, Inc.	12,954,244	13,290,960

	Homebuilding (4.50%)
197,100	Brookfield Residential Properties, Inc. [1,2]	3,815,383	4,797,414
966,300	Even Construtora e Incorporadora SA (Brazil) [2]	4,425,396	4,686,250
52,300	Toll Brothers, Inc. [1]	1,804,367	1,790,752
313,772	TRI Pointe Homes, Inc. [1]	5,956,298	6,322,506

		16,001,444	17,596,922

	Hotels, Resorts & Cruise Lines (14.03%)
398,400	Hyatt Hotels Corp., Cl A [1]	16,042,827	17,222,832
121,252	Marriott Vacations Worldwide Corp. [1]	4,905,001	5,202,923
126,868	Norwegian Cruise Line Holdings Ltd. [1,2]	2,410,492	3,761,636
298,850	Starwood Hotels & Resorts Worldwide, Inc.	17,896,617	19,045,711
149,500	Wyndham Worldwide Corp.	8,049,775	9,639,760

		49,304,712	54,872,862

Total Consumer Discretionary		115,267,686	124,888,329

Energy (3.46%)
	Oil & Gas Storage & Transportation (3.46%)
149,250	Golar LNG Partners L.P. [2]	4,547,329	4,925,250
105,473	Rose Rock Midstream L.P.	3,111,214	4,182,005
107,250	Susser Petroleum Partners LP	2,746,282	3,485,625
14,020	Targa Resources Corp.	456,513	952,799

Total Energy		10,861,338	13,545,679

Shares		Cost	Value

Common Stocks (continued)

Financials (30.22%)
	Diversified Real Estate Activities (2.52%)
270,500	Brookfield Asset Management, Inc., Cl A [2]	$9,756,510	$9,870,545

	Diversified REITs (1.94%)
33,436	American Assets Trust, Inc.	750,140	1,070,286
78,000	Vornado Realty Trust	6,443,447	6,523,920

		7,193,587	7,594,206

	Office REITs (3.75%)
2,200	Alexander’s, Inc. [3]	826,544	725,318
209,222	CyrusOne, Inc.	4,249,562	4,778,630
213,286	Douglas Emmett, Inc.	4,992,271	5,317,220
44,600	SL Green Realty Corp.	3,568,287	3,840,506

		13,636,664	14,661,674

	Real Estate Development (2.54%)
453,500	Forestar Group, Inc. [1]	9,938,828	9,913,510

	Real Estate Services (8.03%)
499,200	CBRE Group, Inc., Cl A [1]	10,802,239	12,604,800
109,500	Jones Lang LaSalle, Inc.	10,059,064	10,885,395
509,400	Kennedy-Wilson Holdings, Inc.	7,744,038	7,900,794

		28,605,341	31,390,989

	Residential REITs (1.54%)
74,334	American Campus Communities, Inc.	3,279,761	3,370,303
253,488	Education Realty Trust, Inc.	2,678,028	2,669,229

		5,957,789	6,039,532

	Specialized REITs (9.90%)
45,750	Alexandria Real Estate Equities, Inc. [3]	3,267,956	3,247,335
51,196	American Tower Corp.	3,782,172	3,937,996
649,600	Ashford Hospitality Trust, Inc.	7,614,511	8,029,056
78,689	CubeSmart	984,558	1,243,286
241,400	LaSalle Hotel Properties	6,241,715	6,126,732
704,050	Strategic Hotels & Resorts, Inc. [1]	5,107,164	5,878,818
834,550	Sunstone Hotel Investors, Inc. [1]	9,534,567	10,273,311

		36,532,643	38,736,534

Total Financials		111,621,362	118,206,990

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (10.44%)
	Health Care Facilities (10.44%)
484,300	Brookdale Senior Living, Inc. [1]	$11,493,108	$13,502,284
572,100	Capital Senior Living Corp. [1]	9,740,506	15,120,603
439,200	Emeritus Corp. [1]	11,265,254	12,205,368

Total Health Care		32,498,868	40,828,255

Industrials (5.06%)
	Building Products (2.40%)
965,999	Builders FirstSource, Inc. [1]	5,341,752	5,660,754
94,100	Owens Corning [1]	3,266,676	3,710,363

		8,608,428	9,371,117
	Industrial Machinery (2.45%)
118,500	Stanley Black & Decker, Inc.	8,869,038	9,594,945

	Office Services & Supplies (0.21%)
43,800	Interface, Inc.	547,462	841,836

Total Industrials		18,024,928	19,807,898

Information Technology (2.81%)
	Application Software (1.72%)
324,219	RealPage, Inc. [1]	7,070,407	6,714,576

	IT Consulting & Other Services (1.09%)
19,765	Equinix, Inc. [1,3]	2,995,399	4,275,367

Total Information Technology		10,065,806	10,989,943

Materials (3.68%)
	Construction Materials (2.91%)
430,683	CaesarStone Sdot-Yam Ltd. [1,2]	7,882,581	11,370,031

	Forest Products (0.77%)
88,722	Boise Cascade Co. [1]	1,863,162	3,011,225

Total Materials		9,745,743	14,381,256

Telecommunication Services (4.79%)
	Wireless Telecommunication Services (4.79%)
3,595,015	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2]	9,111,298	9,618,769
126,600	SBA Communications Corp., Cl A [1]	8,318,537	9,117,732

Total Telecommunication Services		17,429,835	18,736,501

Shares		Cost	Value

Common Stocks (continued)

Utilities (3.54%)
	Electric Utilities (3.54%)
200,800	Brookfield Infrastructure Partners L.P. [2]	$7,367,008	$7,642,448
69,380	ITC Holdings Corp.	5,985,562	6,192,859

Total Utilities		13,352,570	13,835,307

Total Common Stocks		338,868,136	375,220,158

Principal Amount

Short Term Investments (8.05%)

$ 31,478,119	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2013, 0.01% due 4/1/2013; Proceeds at maturity - $31,478,154; (Fully collateralized by $31,910,000 U.S. Treasury Note, 0.75% due 10/31/2017; Market value - $32,109,438) [4]	31,478,119	31,478,119

Total Investments (103.98%)		$370,346,255	406,698,277

Liabilities Less Cash and Other Assets (-3.98%)			(15,577,467)

Net Assets			$391,120,810

Retail Shares (Equivalent to $19.83 per share based on 14,592,511 shares outstanding)			$289,349,685

Institutional Shares (Equivalent to $19.98 per share based on 5,093,649 shares outstanding)			$101,771,125

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (88.92%)

Brazil (14.52%)
19,000	Anhanguera Educacional Participações SA	$346,275	$306,520
50,000	BM&FBOVESPA SA	336,784	337,498
10,000	Cetip SA - Mercados Organizados	146,937	118,768
9,000	Estácio Participações SA	166,929	195,521
50,000	Even Construtora e Incorporadora SA	214,964	242,484
38,000	Kroton Educacional SA	374,308	487,987
20,000	Linx SA1	293,188	314,240
7,500	M. Dias Branco SA	225,356	295,992
14,000	Qualicorp SA1	120,532	140,710
14,000	TOTVS SA	285,367	287,101
6,500	Valid Soluções SA	104,605	125,449

Total Brazil		2,615,245	2,852,270

Canada (0.61%)
17,000	Africa Oil Corp.[1]	78,658	120,156

Chile (2.53%)
722,211	CFR Pharmaceuticals SA	166,461	186,105
2,615	CFR Pharmaceuticals SA 144A, ADR[2]	47,627	67,389
4,400	Sociedad Química y Minera de Chile SA, ADR	247,304	243,980

Total Chile		461,392	497,474

China (12.54%)
18,000	21Vianet Group, Inc., ADR[1]	197,619	169,200
65,000	Biostime International Holdings Ltd.	255,979	338,709
175,000	Dah Chong Hong Holdings Ltd.	192,446	165,474
55,000	Great Wall Motor Co. Ltd.	147,097	186,698
15,000	Hollysys Automation Technologies Ltd.[1]	154,869	182,850
1,325,000	Kingdee International Software Group Co. Ltd.[1]	334,276	221,899
42,000	NQ Mobile, Inc., ADR[1]	289,434	378,420
7,000	Sina Corporation[1]	376,392	340,130
8,000	SouFun Holdings Ltd., ADR	216,401	209,680
8,500	Tencent Holdings Ltd.	256,775	270,246

Total China		2,421,288	2,463,306

Hong Kong (3.19%)
80,000	Luk Fook Holdings International Ltd.	277,928	256,617
75,000	Melco International Development Ltd.	101,366	130,047
90,000	Wynn Macau Ltd.[1]	238,740	239,419

Total Hong Kong		618,034	626,083

Shares		Cost	Value

Common Stocks (continued)

India (15.13%)
55,000	Amara Raja Batteries Ltd.	$203,612	$277,833
5,000	Blue Dart Express Ltd.	186,582	216,969
200,000	Delta Corp. Ltd.	254,569	151,242
109,866	DEN Networks Ltd.[1]	334,316	383,571
150,000	Dish TV India Ltd.[1]	186,632	185,188
35,000	Financial Technologies Ltd.	665,814	458,896
30,800	Hathway Cable and Datacom Ltd.[1]	90,025	152,385
25,000	Lupin Ltd.	253,964	289,121
25,000	Mytrah Energy Ltd.[1]	46,915	34,188
6,500	Shriram City Union Finance Ltd.	137,947	129,163
15,000	Sun TV Network Ltd.	106,231	107,774
17,000	Torrent Pharmaceuticals Ltd.	226,639	217,559
95,000	Zee Entertainment Enterprises Ltd.	313,885	367,852

Total India		3,007,131	2,971,741

Indonesia (10.91%)
450,000	Bank Rakyat Indonesia (Persero) Tbk PT	326,092	405,197
3,600,000	Clipan Finance Indonesia Tbk PT	196,861	166,710
2,000,000	Lippo Karawaci Tbk PT	205,653	281,965
1,100,000	Media Nusantara Citra Tbk PT	225,827	319,784
1,000,000	MNC Sky Vision Tbk PT1	215,274	226,396
149,785	Sarana Menara Nusantara Tbk PT1	258,497	400,762
550,000	Tower Bersama Infrastructure Tbk PT1	202,663	342,423

Total Indonesia		1,630,867	2,143,237

Korea, Republic of (5.03%)
3,400	Daum Communications Corp.	308,350	278,699
7,000	KIA Motors Corp.	348,098	352,957
12,000	KT Skylife Co. Ltd.	361,067	356,462

Total Korea, Republic of		1,017,515	988,118

Mexico (3.17%)
40,941	Agrinos AS1	260,224	154,210
2,000	Fomento Económico Mexicano S.A.B. de C.V., ADR	164,795	227,000
60,000	Grupo México S.A.B. de C.V., Series B	228,926	241,623

Total Mexico		653,945	622,833

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (Continued)

Norway (1.22%)
37,462	Opera Software ASA[2]	$240,233	$240,118

Philippines (5.47%)
300,000	Ayala Land, Inc.[2]	147,648	240,879
120,000	Cebu Air, Inc.	207,590	199,951
2,000,000	Metro Pacific Investments Corp.[2]	185,566	272,482
130,000	Universal Robina Corp.	192,699	359,961

Total Philippines		733,503	1,073,273

Russian Federation (3.19%)
140,000	Exillon Energy plc[1]	354,142	325,466
13,000	Yandex NV 1	283,820	300,560

Total Russian Federation		637,962	626,026

Singapore (0.75%)
70,000	Global Logistic Properties Ltd.	144,536	147,862

South Africa (1.01%)
9,500	Aspen Pharmacare Holdings Ltd.	130,753	197,319

Taiwan, Province of China (5.18%)
18,000	Ginko International Co., Ltd.	224,107	296,765
30,000	HIWIN Technologies Corp.	243,604	220,717
21,000	MediaTek Inc.	232,252	238,776
60,000	Novatek Microelectronics Corp.	246,878	261,851

Total Taiwan, Province of China		946,841	1,018,109

Thailand (3.76%)
35,000	Bangkok Bank Public Co., Ltd., NVDR	227,104	265,324
325,000	L.P.N. Development PCL, Cl F	160,724	280,220
275,000	Major Cineplex Group Public Co. Ltd.	185,525	192,505

Total Thailand		573,353	738,049

United Arab Emirates (0.71%)
900,000	SHUAA Capital psc[1]	206,396	139,423

Total Common Stocks		16,117,652	17,465,397

Warrants (0.01%)

Indonesia (0.01%)
210,000	Clipan Finance Indonesia Tbk PT Exp 10/7/2014[1]	0	1,491

Principal Amount		Cost	Value

Short Term Investments (10.84%)

$ 2,129,015	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2013, 0.01% due 4/1/2013; Proceeds at maturity - $2,129,017; (Fully collateralized by $2,170,000 U.S. Treasury Note, 0.625% due 9/30/2017; Market value - $2,172,940)[2]	$2,129,015	$2,129,015

Total Investments (99.77%)		$18,246,667	19,595,903

Cash and Other Assets Less Liabilities (0.23%)			44,558

Net Assets			$19,640,461

Retail Shares (Equivalent to $10.29 per share based on 382,250 shares outstanding)			$3,932,676

Institutional Shares (Equivalent to $10.29 per share based on 1,527,226 shares outstanding)			$15,707,785

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2013, the market value of Rule 144A securities amounted to $67,389 or 0.34% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2013	of Net Assets

Consumer Discretionary	24.7%
Information Technology	21.1
Financials	15.0
Health Care	7.1
Consumer Staples	6.2
Industrials	5.3
Telecommunication Services	3.8
Materials	3.2
Energy	2.3
Utilities	0.2
Cash and Cash Equivalents*	11.1

100.0%

*Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.09%)

Energy (80.03%)
	Oil & Gas Drilling (6.22%)
1,175	Ensco plc, Cl A2	$63,395	$70,500
1,441	Helmerich & Payne, Inc.	82,241	87,469
3,267	Seadrill Partners, LLC[2]	74,857	90,659

		220,493	248,628

	Oil & Gas Equipment & Services (26.96%)
4,553	C&J Energy Services, Inc.[1]	92,517	104,264
1,076	CARBO Ceramics, Inc.	114,167	97,991
522	Core Laboratories N.V.[2]	59,130	71,994
4,791	Forum Energy Technologies, Inc.[1]	102,255	137,789
2,975	Halliburton Co.	102,646	120,220
6,975	Key Energy Services, Inc.[1]	57,708	56,358
1,664	National Oilwell Varco, Inc.	126,939	117,728
1,463	Oil States International, Inc.[1]	111,794	119,337
2,510	RigNet, Inc.[1]	42,548	62,600
2,582	Subsea 7 SA (Norway)[1,2,3]	52,974	60,681
4,930	Superior Energy Services, Inc.[1]	125,805	128,032

		988,483	1,076,994

	Oil & Gas Exploration & Production (22.45%)
5,229	Africa Oil Corp. (Canada)[1,2]	15,131	36,958
750	Anadarko Petroleum Corp.	58,507	65,588
2,195	Bonanza Creek Energy, Inc.[1]	67,738	84,881
29,288	Borders & Southern Petroleum plc (United Kingdom)[1,2]	24,438	7,899
1,256	Concho Resources, Inc.[1]	116,450	122,372
10,788	Exillon Energy plc (Russian Federation)[1,2]	43,434	25,079
19,652	Halcon Resources Corp.[1]	147,646	153,089
8,196	Kodiak Oil & Gas Corp.[1,2]	76,629	74,502
1,993	Lundin Petroleum AB (Sweden)[1,2]	46,595	43,123
2,018	Oasis Petroleum, Inc.[1]	61,882	76,825
2,465	SM Energy Co.	155,463	145,977
1,626	Southwestern Energy Co.[1]	52,558	60,585

		866,471	896,878

	Oil & Gas Refining & Marketing (2.85%)
391	Marathon Petroleum Corp.	33,658	35,034
665	PBF Energy, Inc.	27,319	24,718
928	Tesoro Corp.	53,428	54,334

		114,405	114,086

	Oil & Gas Storage & Transportation (21.55%)
2,057	Golar LNG Ltd.[2]	85,558	76,027
1,272	Golar LNG Partners L.P.[2]	35,947	41,976
3,742	MPLX LP	91,875	140,138
2,751	Rose Rock Midstream L.P.	64,352	109,077
4,152	Susser Petroleum Partners LP	97,093	134,940
1,686	Targa Resources Corp.	72,641	114,581
2,483	Tesoro Logistics LP	93,680	134,007
2,089	Western Gas Equity Partners LP	53,301	71,486
654	Western Gas Partners LP	28,263	38,854

		622,710	861,086

Total Energy		2,812,562	3,197,672

Shares		Cost	Value

Common Stocks (continued)

Industrials (8.98%)
	Construction & Engineering (2.26%)
4,091	Primoris Services Corp.	$81,660	$90,452

	Construction & Farm Machinery & Heavy Trucks (1.18%)
794	Joy Global, Inc.	60,427	47,259

	Electrical Components & Equipment (0.85%)
842	Polypore International, Inc.[1]	32,578	33,832

	Industrial Machinery (2.36%)
1,176	Chart Industries, Inc.[1]	71,106	94,092

	Trading Companies & Distributors (2.33%)
2,826	MRC Global, Inc.[1]	64,896	93,060

Total Industrials		310,667	358,695

Materials (7.08%)
	Diversified Metals & Mining (2.59%)
1,012	Freeport-McMoRan Copper & Gold, Inc.	39,517	33,497
1,812	Globe Specialty Metals, Inc.	25,065	25,223
2,751	SunCoke Energy, Inc.[1]	45,639	44,924

		110,221	103,644
	Fertilizers & Agricultural Chemicals (0.96%)
10,176	Agrinos AS (Mexico)[1,2]	58,502	38,329

	Forest Products (1.10%)
1,297	Boise Cascade Co.[1]	27,392	44,020

	Gold (0.80%)
3,370	Sandstorm Gold Ltd.[1,2]	40,156	31,847

	Specialty Chemicals (0.43%)
229	Cytec Industries, Inc.	13,701	16,964

	Steel (1.20%)
2,300	SunCoke Energy Partners LP1	44,317	48,070

Total Materials		294,289	282,874

Total Common Stocks		3,417,518	3,839,241

Principal Amount

Short Term Investments (3.13%)

$124,934	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2013, 0.01% due 4/1/2013; Proceeds at maturity - $124,934; (Fully collateralized by $130,000 U.S. Treasury Note, 0.625% due 11/30/2017; Market value - $130,000)[3]	124,934	124,934

Total Investments (99.22%)	$3,542,452	3,964,175

Cash and Other Assets Less Liabilities (0.78%)		31,269

Net Assets		$3,995,444

Retail Shares (Equivalent to $10.56 per share based on 231,510 shares outstanding)		$2,444,439

Institutional Shares (Equivalent to $10.59 per share based on 146,492 shares outstanding)		$1,551,005

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.19%)

Brazil (6.72%)
14,925	BM&FBOVESPA SA	$82,055	$100,743
6,011	Cetip SA - Mercados Organizados	77,560	71,391
1,320	M. Dias Branco SA	37,607	52,095

Total Brazil		197,222	224,229

Canada (3.09%)
2,824	Brookfield Asset Management, Inc., Cl A	96,385	103,048

China (3.82%)
520	Baidu, Inc., ADR[1]	64,751	45,604
3,236	New Oriental Education & Technology Group, ADR	73,889	58,248
1,405	Youku Tudou, Inc.[1]	33,525	23,562

Total China		172,165	127,414

Denmark (1.37%)
1,895	DSV A/S 3	43,064	45,859

Germany (2.78%)
1,058	BASF SE	83,704	92,656

Hong Kong (4.03%)
975	Jardine Matheson Holdings Ltd.	49,872	63,473
26,622	Wynn Macau Ltd.[1]	78,458	70,820

Total Hong Kong		128,330	134,293

Indonesia (8.31%)
389,586	Global Mediacom Tbk PT	84,061	93,212
177,358	MNC Sky Vision Tbk PT1	39,149	40,153
23,747	Sarana Menara Nusantara Tbk PT1	52,097	63,537
128,836	Tower Bersama Infrastructure Tbk PT1	43,064	80,212

Total Indonesia		218,371	277,114

Ireland (0.90%)
15,085	Velti plc[1,2]	95,413	29,868

Israel (1.92%)
1,361	Check Point Software Technologies Ltd.[1]	61,645	63,953

Mexico (0.30%)
2,682	Agrinos AS1	20,694	10,102

Netherlands (1.77%)
878	ASML Holding N.V.	55,019	59,053

Norway (1.73%)
2,083	Seadrill Partners, LLC	45,826	57,803

United Kingdom (4.76%)
6,069	ARM Holdings plc	48,217	84,930
1,436	Intertek Group plc	59,577	74,033

Total United Kingdom		107,794	158,963

Shares		Cost	Value

Common Stocks (continued)

United States (57.69%)
2,083	Acxiom Corp.[1]	$40,652	$42,493
474	Amazon.com, Inc.[1]	107,779	126,316
258	Apple, Inc.	146,462	114,199
2,578	CyrusOne, Inc.	48,982	58,882
451	Equinix, Inc.[1]	73,330	97,556
2,984	Facebook, Inc., Cl A1	90,841	76,331
2,354	Golar LNG Ltd.	83,449	87,004
209	Google, Inc., Cl A1	133,136	165,952
5,580	Greenlight Capital Re Ltd., Cl A1	136,086	136,431
1,727	HomeAway, Inc.[1]	44,967	56,128
2,117	ICICI Bank Limited, ADR	69,519	90,819
1,773	Illumina, Inc.[1]	77,685	95,742
145	MasterCard, Inc., Cl A	64,694	78,464
566	Monsanto Co.	43,298	59,787
2,044	MPLX LP	51,531	76,548
141	priceline.com, Inc.[1]	99,522	96,998
1,684	Susser Petroleum Partners LP	37,993	54,730
1,521	Tesoro Logistics LP	68,289	82,088
1,996	TRI Pointe Homes, Inc.[1]	36,532	40,219
769	Verisk Analytics, Inc., Cl A1	37,775	47,393
473	Visa, Inc., Cl A	57,581	80,334
2,537	Xoom Corp.[1]	40,592	57,945
1,422	YUM! Brands, Inc.	99,510	102,299

Total United States		1,690,205	1,924,658

Total Investments (99.19%)		$3,015,837	3,309,013

Cash and Other Assets Less Liabilities (0.81%)			27,090

Net Assets			$3,336,103

Retail Shares (Equivalent to $10.62 per share based on 146,122 shares outstanding)			$1,551,279

Institutional Shares (Equivalent to $10.64 per share based on 167,782 shares outstanding)			$1,784,824

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	The value on loan at March 31, 2013 amounted to $29,700 which represents 0.89% of net assets. See Note 2c regarding Securities Lending.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2013	of Net Assets

Information Technology	30.6%
Consumer Discretionary	20.5
Financials	16.8
Energy	10.7
Industrials	6.9
Materials	4.9
Telecommunication Services	4.3
Health Care	2.9
Consumer Staples	1.6
Cash and Cash Equivalents	0.8

100.0%

See Notes to Schedules of Investments.

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment goal is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service which utilizes a systematic methodology to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2013, Baron Global Advantage Fund had securities on loan with a value of $29,700 and held $30,000 of cash as collateral for this loan.

d) Short Sales. The Funds may sell securities short. When the Funds sell short, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Funds may incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Funds are required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Schedules of Investments. The Funds’ risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security. During the three months ended March 31, 2013, the Funds did not engage in short selling.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

f) Fund Concentration. Certain of the Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, these Funds may encounter some difficulty in liquidating securities of concentrated positions.

3. RESTRICTED SECURITIES

At March 31, 2013, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2013, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$6,201,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	28,194,364
Total Restricted Securities:		$34,395,364
(Cost $80,134,888)† (3.36% of Net Assets)

	Baron International Growth Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$2,423
(Cost $275,001) (0.01% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other significant inputs that are observable, either directly or indirectly, through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,205,616,933	$—	$—	$1,205,616,933
Private Equity Investments†	—	—	34,395,364	34,395,364
Total Investments	$1,205,616,933	$—	$34,395,364	$1,240,012,297

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2013.

	Baron Focused Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$134,815,368	$—	$—	$134,815,368
Short Term Investments	—	12,498,563	—	12,498,563
Total Investments	$134,815,368	$12,498,563	$—	$147,313,931

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2013.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron International Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$51,333,766	$1,140,622	$—	$52,474,388
Private Equity Investments†	—	—	2,423	2,423
Short Term Investments	—	1,582,327	—	1,582,327
Total Investments	$51,333,766	$2,722,949	$2,423	$54,059,138

The fair value of Level 2 investments at December 31, 2012 was $31,732,361. $28,699,174 was transferred out of Level 2 into Level 1 at March 31, 2013 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$375,220,158	$—	$—	$375,220,158
Short Term Investments	—	31,478,119	—	31,478,119
Total Investments	$375,220,158	$31,478,119	$—	$406,698,277

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three month period ended March 31, 2013.

	Baron Emerging Markets Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$16,644,529	$820,868	$—	$17,465,397
Warrants†	1,491	—	—	1,491
Short Term Investments	—	2,129,015	—	2,129,015
Total Investments	$16,646,020	$2,949,883	$—	$19,595,903

The fair value of Level 2 investments at December 31, 2012 was $4,441,324. $6,531,394 was transferred out of Level 2 into Level 1 at March 31, 2013 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$3,778,560	$60,681	$—	$3,839,241
Short Term Investments	—	124,934	—	124,934
Total Investments	$3,778,560	$185,615	$—	$3,964,175

The fair value of Level 2 investments at December 31, 2012 was $303,006. $68,202 was transferred out of Level 2 into Level 1 at March 31, 2013 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Global Advantage Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$3,263,154	$45,859	$—	$3,309,013
Total Investments	$3,263,154	$45,859	$—	$3,309,013

The fair value of Level 2 investments at December 31, 2012 was $654,163. $618,389 was transferred out of Level 2 into Level 1 at March 31, 2013 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2012	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	March 31, 2013	at March 31, 2013
Private Equity Investments Consumer Discretionary	$5,265,000	$—	$—	$936,000	$—	$—	$—	$—	$6,201,000	$936,000
Financials	23,646,886	—	—	4,547,478	—	—	—	—	28,194,364	4,547,478
Total	$28,911,886	$—	$—	$5,483,478	$—	$—	$—	$—	$34,395,364	$5,483,478

	Baron International Growth Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2012	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	March 31, 2013	at March 31, 2013
Private Equity Investments
Utilities	$2,423	$—	$—	$—	$—	$—	$—	$—	$2,423	$—
Total	$2,423	$—	$—	$—	$—	$—	$—	$—	$2,423	$—

Baron Select Funds Trust	March 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Significant unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2013 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of March 31, 2013	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2013	Range used on March 31, 2013
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$28,194,364	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value[1]	6.34%	6.34%
				Discount for lack of marketability	4.58%	4.58%
				EV/Run Rate EBITDA Multiple[2]	9.67x	7.2x to 11.0x
				Adjustment to the EBITDA Multiple due to leverage[2]	10.6%	10.6%
				Change in the composite equity index of comparable companies	0.86%	-1.54% to 1.38%

[1]	The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc. and the historical returns of the equity of comparable public companies.
[2]

The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 10.6% to 9.67x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2013, the components of net assets on a tax basis were substantially as follows:

		Baron	Baron		Baron	Baron	Baron
	Baron	Focused	International	Baron	Emerging	Energy and	Global
	Partners	Growth	Growth	Real Estate	Markets	Resources	Advantage
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$630,909,708	$98,356,634	$41,040,037	$370,346,255	$18,246,667	$3,542,452	$3,015,837
Unrealized appreciation	$654,842,113	$49,802,539	$15,654,016	$37,579,533	$2,291,540	$565,680	$477,167
Unrealized depreciation	(45,739,524)	(845,242)	(2,634,915)	(1,227,511)	(942,304)	(143,957)	(183,991)
Net unrealized appreciation	$609,102,589	$48,957,297	$13,019,101	$36,352,022	$1,349,236	$421,723	$293,176

For additional information regarding the Funds' other significant accounting policies, please refer to the Funds' most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission's website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON

Ronald Baron

Chief Executive Officer

Date:	May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron

Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong

Treasurer and Chief Financial Officer

Date	May 21, 2013